Derivative financial instruments - FWA Derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total	£ 663	£ (580)
Derivative notional amount	(23,099)	(28,576)
Further Acquisition Agreement derivative
Disclosure of detailed information about financial instruments [line items]
Total	110	0
Derivative notional amount	£ 739	£ 690
Quadgas HoldCo Limited
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%